PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)

Common Stocks – 97.4% of Net Assets
	Aerospace & Defense – 2.3%
973	Boeing Co.(a)	$206,694

	Air Freight & Logistics – 0.6%
498	Expeditors International of Washington, Inc.	54,840

	Automobile Components – 0.1%
212	Mobileye Global, Inc., Class A(a)	9,173

	Automobiles – 3.3%
4,670	General Motors Co.	171,296
646	Tesla, Inc.(a)	134,019

		305,315

	Banks – 4.0%
3,851	Citigroup, Inc.	180,573
5,002	Wells Fargo & Co.	186,975

		367,548

	Beverages – 2.4%
135	Boston Beer Co., Inc., Class A(a)	44,375
3,150	Monster Beverage Corp.(a)	170,131

		214,506

	Biotechnology – 2.9%
564	Alnylam Pharmaceuticals, Inc.(a)	112,981
143	BioMarin Pharmaceutical, Inc.(a)	13,905
654	CRISPR Therapeutics AG(a)	29,580
129	Regeneron Pharmaceuticals, Inc.(a)	105,996

		262,462

	Broadline Retail – 4.8%
504	Alibaba Group Holding Ltd., ADR(a)	51,499
3,716	Amazon.com, Inc.(a)	383,825

		435,324

	Building Products – 1.2%
2,294	Masco Corp.	114,058

	Capital Markets – 11.0%
1,282	Charles Schwab Corp.	67,151
154	FactSet Research Systems, Inc.	63,924
473	Goldman Sachs Group, Inc.	154,723
1,680	Intercontinental Exchange, Inc.	175,207
4,831	KKR & Co., Inc.	253,724
127	MSCI, Inc.	71,081
979	SEI Investments Co.	56,342
2,071	State Street Corp.	156,754

		998,906

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 3.8%
6,591	Ally Financial, Inc.	$168,005
1,847	Capital One Financial Corp.	177,607

		345,612

	Entertainment – 3.9%
771	Netflix, Inc.(a)	266,365
907	Walt Disney Co.(a)	90,818

		357,183

	Financial Services – 4.8%
736	Block, Inc.(a)	50,527
1,469	Fiserv, Inc.(a)	166,041
662	PayPal Holdings, Inc.(a)	50,272
768	Visa, Inc., Class A	173,153

		439,993

	Health Care Equipment & Supplies – 0.4%
146	Intuitive Surgical, Inc.(a)	37,299

	Health Care Providers & Services – 1.4%
483	HCA Healthcare, Inc.	127,357

	Health Care Technology – 1.5%
2,224	Doximity, Inc., Class A(a)	72,013
357	Veeva Systems, Inc., Class A(a)	65,613

		137,626

	Hotels, Restaurants & Leisure – 3.7%
53	Booking Holdings, Inc.(a)	140,578
835	Starbucks Corp.	86,948
1,041	Yum China Holdings, Inc.	65,989
327	Yum! Brands, Inc.	43,190

		336,705

	Insurance – 1.8%
709	Willis Towers Watson PLC	164,757

	Interactive Media & Services – 11.8%
3,868	Alphabet, Inc., Class A(a)	401,228
746	Alphabet, Inc., Class C(a)	77,584
2,173	Meta Platforms, Inc., Class A(a)	460,545
4,932	Pinterest, Inc., Class A(a)	134,496

		1,073,853

	IT Services – 0.6%
1,050	Shopify, Inc., Class A(a)	50,337

	Life Sciences Tools & Services – 0.8%
323	Illumina, Inc.(a)	75,114

	Machinery – 2.1%
84	Deere & Co.	34,682

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
462	Parker-Hannifin Corp.	$155,283

		189,965

	Media – 3.7%
467	Charter Communications, Inc., Class A(a)	167,004
4,421	Comcast Corp., Class A	167,600

		334,604

	Oil, Gas & Consumable Fuels – 3.2%
3,831	APA Corp.	138,146
1,323	EOG Resources, Inc.	151,655

		289,801

	Pharmaceuticals – 1.2%
533	Novartis AG, ADR	49,036
395	Novo Nordisk AS, ADR	62,860

		111,896

	Real Estate Management & Development – 1.6%
2,058	CBRE Group, Inc., Class A(a)	149,843

	Semiconductors & Semiconductor Equipment – 4.0%
1,021	NVIDIA Corp.	283,603
605	QUALCOMM, Inc.	77,186

		360,789

	Software – 12.8%
613	Autodesk, Inc.(a)	127,602
407	Microsoft Corp.	117,338
4,129	Oracle Corp.	383,667
1,436	Salesforce, Inc.(a)	286,884
1,202	Workday, Inc., Class A(a)	248,261

		1,163,752

	Textiles, Apparel & Luxury Goods – 0.4%
4,044	Under Armour, Inc., Class A(a)	38,378

	Tobacco – 1.3%
2,728	Altria Group, Inc.	121,723

	Total Common Stocks (Identified Cost $8,403,911)	8,875,413

Principal Amount

Short-Term Investments – 2.6%
$232,667	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $232,708 on 4/03/2023 collateralized by $243,500 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $237,384 including accrued interest(b) (Identified Cost $232,667)	232,667

	Total Investments – 100.0% (Identified Cost $8,636,578)	9,108,080
	Other assets less liabilities – 0.0%	2,429

	Net Assets – 100.0%	$9,110,509

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,875,413	$—	$—	$8,875,413
Short-Term Investments	—	232,667	—	232,667

Total	$8,875,413	$232,667	$—	$9,108,080

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Software	12.8%
Interactive Media & Services	11.8
Capital Markets	11.0
Financial Services	4.8
Broadline Retail	4.8
Banks	4.0
Semiconductors & Semiconductor Equipment	4.0
Entertainment	3.9
Consumer Finance	3.8
Hotels, Restaurants & Leisure	3.7
Media	3.7
Automobiles	3.3
Oil, Gas & Consumable Fuels	3.2
Biotechnology	2.9
Beverages	2.4
Aerospace & Defense	2.3
Machinery	2.1
Other Investments, less than 2% each	12.9
Short-Term Investments	2.6

Total Investments	100.0
Other assets less liabilities	0.0 *

Net Assets	100.0%

*	Less than 0.1%